Leases (Tables)	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
Disclosure of Lease Cost	Lease costs were as follows :

Year ended September 30, 2020
Total net lease cost(*)	$91,025

(*)	Variable lease cost is immaterial

Summary of Supplemental Information Related to Operating Lease
Supplemental information related to operating lease transactions was as follows:

Year ended September 30, 2020
Lease liability payments	$88,272
Lease assets obtained in exchange for liabilities	$87,820

As of September 30, 2020
Weighted average remaining lease term — Operating leases	6.8 Years
Weighted average discount rate — Operating leases	3.5%

Future Undiscounted Cash Outflows for Operating Leases Maturity
The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2020

For the year ended September 30,
2021	$70,485
2022	63,315
2023	41,799
2024	33,343
2025	28,088
Thereafter	107,216
Total lease payments	$344,246
Less: imputed interest	(55,070)

Present value of lease liabilities	$289,176

Minimum Rental Commitments under Non-Cancelable Operating Leases Accounted for ASC 840
Future minimum rental commitments under
non-cancelable
operating leases as of September 30, 2019, which were accounted for per prior lease accounting (ASC 840), were as follows:

For the year ended September 30,
2020	$69,043
2021	60,544
2022	51,863
2023	31,951
2024	24,350
Thereafter	93,845

$331,596